Expense Example - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF - Fidelity Low Volatility Factor ETF	Nov. 10, 2023 USD ($)
Expense Example:
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192